12. FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Non current financial assets at amortized cost	$ 18	$ 0
Current financial assets at amortized cost	54	35
Time deposits
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Current financial assets at amortized cost	0	35
Public securities
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Non current financial assets at amortized cost	18	0
Current financial assets at amortized cost	$ 54	$ 0